CONSOLIDATED STATEMENTS OF PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Ordinary Shares	Treasury Shares	Distributions in Excess of Capital	Accumulated Other Comprehensive Income (loss)	Retained Earnings
Balances (in shares) at Dec. 31, 2012		54,385,951	(366,797)
Balances at Dec. 31, 2012	$ (22,570)	$ 722	$ (3,826)	$ (130,432)	$ (4,090)	$ 115,056
Net income	63,714					63,714
Other comprehensive loss, net of taxes of $(308), $880 and $401 for 2013, 2014 and 2015 respectively	(4,253)				(4,253)
Repurchase of own shares (in shares)			(2,103,214)
Repurchase of own shares	(43,411)		$ (43,411)
Exercise of share options (in shares)		377,200	857,490
Exercise of share options (including excess tax benefit of nil)	8,894	$ 5	$ 14,058	(5,169)
Share-based compensation, net of repurchases and liability awards	6,792			6,792
Balances (in shares) at Dec. 31, 2013		54,763,151	(1,612,521)
Balances at Dec. 31, 2013	9,166	$ 727	$ (33,179)	(128,809)	(8,343)	178,770
Balances (in shares) at Dec. 31, 2012		54,385,951	(366,797)
Balances at Dec. 31, 2012	(22,570)	$ 722	$ (3,826)	(130,432)	(4,090)	115,056
Balances (in shares) at Dec. 31, 2014		54,763,151	(3,121,646)
Balances at Dec. 31, 2014	37,157	$ 727	$ (60,858)	(122,560)	(12,814)	232,662
Balances (in shares) at Dec. 31, 2013		54,763,151	(1,612,521)
Balances at Dec. 31, 2013	9,166	$ 727	$ (33,179)	(128,809)	(8,343)	178,770
Net income	54,426					54,426
Other comprehensive loss, net of taxes of $(308), $880 and $401 for 2013, 2014 and 2015 respectively	(4,471)				(4,471)
Change in redemption value of non-controlling interest	(534)					(534)
Repurchase of own shares (in shares)			(1,896,786)
Repurchase of own shares	(35,334)		$ (35,334)
Exercise of share options (in shares)			387,661
Exercise of share options (including excess tax benefit of nil)	2,831		$ 7,655	(4,824)
Tax withholdings related to net share settlement of vested restricted stock units	(1,303)			(1,303)
Share-based compensation, net of repurchases and liability awards	12,376			12,376
Balances (in shares) at Dec. 31, 2014		54,763,151	(3,121,646)
Balances at Dec. 31, 2014	37,157	$ 727	$ (60,858)	(122,560)	(12,814)	232,662
Net income	48,891					48,891
Other comprehensive loss, net of taxes of $(308), $880 and $401 for 2013, 2014 and 2015 respectively	(2,367)				(2,367)
Change in redemption value of non-controlling interest	(1,925)					(1,925)
Dividends declared, related to applicable non-controlling interest	(48)					(48)
Repurchase of own shares (in shares)			(741,332)
Repurchase of own shares	(14,617)		$ (14,617)
Exercise of share options (in shares)			727,931
Exercise of share options (including excess tax benefit of nil)	12,115		$ 14,178	(2,063)
Tax withholdings related to net share settlement of vested restricted stock units	(2,841)			(2,841)
Share-based compensation, net of repurchases and liability awards	14,253			14,253
Balances (in shares) at Dec. 31, 2015		54,763,151	(3,135,047)
Balances at Dec. 31, 2015	$ 90,618	$ 727	$ (61,297)	$ (113,211)	$ (15,181)	$ 279,580